21. Net Loss Per Share (Details - Basic and Diluted) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss from continuing operations attributable to stockholders of the Company	$ (6,515)	$ (15,258)	$ (6,168)
Numerator for net loss from discontinued operations per share-basic and diluted	$ 0	$ 0	$ (6,114)
Denominator:
Basic weighted-average ordinary shares	15,907,144	12,733,062	7,262,023
Diluted weighted-average ordinary shares	15,907,144	12,733,062	7,262,023
Basic and diluted net loss per share-continuing operations	$ (0.4)	$ (1.2)	$ (0.9)
Basic and diluted net loss per share-discontinued operations	$ 0.0	$ 0.0	$ (0.8)